Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities	Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:
(a)Quoted prices for similar assets or liabilities in active markets;
(b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy:
(1) Specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
(2) Quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including mortgage loans, directly originated corporate loans, aviation loans, bank loans, agent loans and policy loans, and these are only included in the fair value hierarchy disclosure when the individual investment is reported at fair value.
In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant inputs and valuation techniques for Level 2 and Level 3 assets and liabilities measured at fair value on a recurring basis
Level 2 measurements
•Fixed income securities:
U.S. government and agencies, municipal, corporate - public and foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Privately placed are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Corporate - privately placed also includes redeemable preferred stock that are valued using quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.
ABS and MBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable. ABS and residential MBS include prepayment speeds as a primary input for valuation.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.
•Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
•Other investments/Other liabilities: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, total return swaps, foreign exchange forward contracts, options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, implied volatilities, index price levels, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
•Funds withheld payable to affiliate: The fair value of the embedded derivative is valued based on the change in fair value of the assets supporting the funds withheld payable under the funds withheld reinsurance agreement. The fair value is classified as Level 2 based on the valuation methods used for the assets supporting the funds withheld payable.
Level 3 measurements
•Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third-party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and privately placed, ABS and MBS: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs for corporate fixed income securities include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.
•Other investments: Certain OTC derivatives, such as interest rate caps and certain credit default swaps, are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.
•Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2021, the Company did not have any limited partnerships carried at fair value.
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2021.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$416	$70	$—		$486
Municipal	—	815	1		816
Corporate - public	—	10,808	—		10,808
Corporate - privately placed	—	3,804	25		3,829
Foreign government	—	12	—		12
ABS	—	1,208	—		1,208
MBS	—	778	—		778
Total fixed income securities	416	17,495	26		17,937
Equity securities	—	—	11		11
Short-term investments	1,035	—	—		1,035
Other investments: Free-standing derivatives	—	140	—	$—	140
Separate account assets	3,021	—	—		3,021
Total recurring basis assets	$4,472	$17,635	$37	$—	$22,144
% of total assets at fair value	20.2%	79.6%	0.2%	—%	100.0%

Investments reported at NAV					—
Total					$22,144

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(427)		$(427)
Funds withheld payable to affiliate	—	(112)	—		(112)
Other liabilities: Free-standing derivatives	—	(86)	—	$—	(86)
Total recurring basis liabilities	$—	$(198)	$(427)	$—	$(625)
% of total liabilities at fair value	—%	31.7%	68.3%	—%	100.0%
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$784	$321	$—		$1,105
Municipal	—	1,958	49		2,007
Corporate - public	—	14,535	31		14,566
Corporate - privately placed	—	5,622	68		5,690
Foreign government	—	96	—		96
ABS	—	419	5		424
MBS	—	19	—		19
Total fixed income securities	784	22,970	153		23,907
Equity securities	1,408	14	114		1,536
Short-term investments	601	373	—		974
Other investments: Free-standing derivatives	—	190	—	$(6)	184
Separate account assets	3,294	—	—		3,294
Total recurring basis assets	$6,087	$23,547	$267	$(6)	$29,895
% of total assets at fair value	20.3%	78.8%	0.9%	—%	100%

Investments reported at NAV					763
Total					$30,658

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(516)		$(516)
Other liabilities: Free-standing derivatives	—	(119)	—	$9	(110)
Total recurring basis liabilities	$—	$(119)	$(516)	$9	$(626)
% of total liabilities at fair value	—%	19.0%	82.4%	(1.4)%	100%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2021
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(404)	Stochastic cash flow model	Projected option cost	1.0 - 4.2%	2.89%
December 31, 2020
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(483)	Stochastic cash flow model	Projected option cost	1.0 - 4.2%	2.80%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2021, Level 3 fair value measurements of fixed income securities did not include any securities valued based on non-binding broker quotes. As of December 31, 2020, Level 3 fair value measurements of fixed income securities total $153 million and include $24 million of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As the Company does not develop the Level 3 fair value unobservable inputs for these fixed income securities, they are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2020	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Sold in ALNY disposition	Issues	Settlements	Balance as of December 31, 2021
Assets
Fixed income securities:
Municipal	$49	$3	$(2)	$1	$(15)	$—	$(19)	$(16)	$—	$—	$1
Corporate - public	31	—	(2)	—	(37)	18	(1)	(7)	—	(2)	—
Corporate - privately placed	68	1	(1)	13	(18)	—	(30)	(5)	—	(3)	25
ABS	5	—	1	—	(6)	—	—	—	—	—	—
MBS	—	—	—	—	—	—	—	—	—	—	—
Total fixed income securities	153	4	(4)	14	(76)	18	(50)	(28)	—	(5)	26
Equity securities	114	11	—	—	—	—	(114)	—	—	—	11
Free-standing derivatives, net	—	—	—	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$267	$15	$(4)	$14	$(76)	$18	$(164)	$(28)	$—	$(5)	$37
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(516)	$81	$—	$—	$20	$—	$—	$—	$(33)	$21	$(427)
Total recurring Level 3 liabilities	$(516)	$81	$—	$—	$20	$—	$—	$—	$(33)	$21	$(427)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2021.

($ in millions)	Net investment income	Net gains and losses on investments and derivatives	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$2	$13	$10	$71	$96
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2019	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2020
Assets
Fixed income securities:
Municipal	$40	$1	$2	$20	$(11)	$—	$(1)	$—	$(2)	$49
Corporate - public	25	—	—	—	—	7	—	—	(1)	31
Corporate - privately placed	122	2	(7)	32	(32)	8	(55)	—	(2)	68
ABS	16	—	—	—	—	—	(10)	—	(1)	5
MBS	5	1	(2)	—	—	—	(3)	—	(1)	—
Total fixed income securities	208	4	(7)	52	(43)	15	(69)	—	(7)	153
Equity securities	116	(3)	—	—	—	9	(8)	—	—	114
Free-standing derivatives, net	—	—	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$324	$1	$(7)	$52	$(43)	$24	$(77)	$—	$(7)	$267
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(427)	$(24)	—	$(54)	$—	$—	$—	$(34)	$23	$(516)
Total recurring Level 3 liabilities	$(427)	$(24)	$—	$(54)	$—	$—	$—	$(34)	$23	$(516)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2020.

($ in millions)	Net investment income	Net gains and losses on investments and derivatives	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(8)	$9	$(1)	$(23)	$(23)
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$39	$—	$4	$—	$—	$—	$(1)	$—	$(2)	$40
Corporate - public	33	—	—	5	(38)	32	(2)	—	(5)	25
Corporate - privately placed	97	(1)	1	43	(1)	4	(13)	—	(8)	122
ABS	22	1	(1)	—	(30)	36	(6)	—	(6)	16
MBS	—	—	(1)	6	—	—	—	—	—	5
Total fixed income securities	191	—	3	54	(69)	72	(22)	—	(21)	208
Equity securities	129	15	—	—	—	10	(38)	—	—	116
Free-standing derivatives, net	1	(1)	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$321	$14	$3	$54	$(69)	$82	$(60)	$—	$(21)	$324
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(223)	$(52)	$—	$(154)	$—	$—	$—	$(10)	$12	$(427)
Total recurring Level 3 liabilities	$(223)	$(52)	$—	$(154)	$—	$—	$—	$(10)	$12	$(427)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in millions)	Net investment income	Net gains and losses on investments and derivatives	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(2)	$16	$7	$(59)	$(38)
Transfers into Level 3 during 2021, 2020 and 2019 included situations where a quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers into Level 3 during 2020 also included derivatives embedded in equity-indexed universal life contracts related to reinsurance assumed from EAC. Transfers into Level 3 during 2019 also included derivatives embedded in equity-indexed universal life contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.
Transfers out of Level 3 during 2021, 2020 and 2019 included situations where a broker quote was used in the prior period and a quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The table below provides valuation changes included in net income and OCI for Level 3 assets and liabilities held as of December 31.

($ in millions)	2021	2020	2019
Assets
Fixed income securities:
Municipal	$1	$1	$1
Corporate - public	—	—	—
Corporate - privately placed	2	2	—
Total fixed income securities	3	3	1
Equity securities	1	(3)	2
Free-standing derivatives, net	—	—	(1)
Total recurring Level 3 assets	$4	$—	$2
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$81	$(24)	$(52)
Total recurring Level 3 liabilities	$81	$(24)	$(52)
Total included in net income	$85	$(24)	$(50)

Components of net income
Net investment income	$3	$(8)	$(2)
Net gains (losses) on investments and derivatives	1	8	4
Contract benefits	10	(1)	7
Interest credited to contractholder funds	71	(23)	(59)
Total included in net income	$85	$(24)	$(50)

Assets
Municipal	$(1)
Corporate - public	(1)
Corporate - privately placed	(1)
ABS	1
Changes in unrealized net capital gains and losses reported in OCI	$(2)
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in millions)		December 31, 2021		December 31, 2020
Financial assets	Fair value level	Amortized cost, net	Fair value	Amortized cost, net	Fair value
Mortgage loans	Level 3	$2,951	$3,063	$3,359	$3,587
Directly originated corporate loans	Level 3	937	944	—	—
Aviation loans	Level 3	197	203	—	—
Bank loans	Level 3	108	110	245	250
Agent loans	Level 3	—	—	631	634

Financial liabilities	Fair value level	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Contractholder funds on investment contracts	Level 3	$5,768	$6,233	$7,764	$9,058
Liability for collateral	Level 2	—	—	334	334
Notes due to related parties	Level 3	—	—	214	225
____________________
(1)Represents the amounts reported on the Consolidated Statements of Financial Position.